UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10391

Boston Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

Boston Income Portfolio

October 31, 2018

Portfolio of Investments

Corporate Bonds & Notes — 87.1%
Security	Principal Amount (000’s omitted)	Value

Aerospace — 1.4%
Bombardier, Inc., 6.00%, 10/15/22(1)	$11,395	$11,238,319
Bombardier, Inc., 6.125%, 1/15/23(1)	935	927,988
Bombardier, Inc., 7.50%, 12/1/24(1)	7,975	8,124,531
Bombardier, Inc., 7.50%, 3/15/25(1)	2,320	2,330,904
TransDigm, Inc., 6.00%, 7/15/22	9,200	9,269,000
TransDigm, Inc., 6.375%, 6/15/26	4,635	4,553,888
TransDigm, Inc., 6.50%, 7/15/24	14,665	14,860,631
TransDigm, Inc., 6.50%, 5/15/25	7,070	7,061,162
TransDigm UK Holdings PLC, 6.875%, 5/15/26(1)	5,020	5,020,000
		$63,386,423

Automotive & Auto Parts — 0.5%
Navistar International Corp., 6.625%, 11/1/25(1)	$21,515	$22,052,875
ZF North America Capital, Inc., 4.50%, 4/29/22(1)	2,004	2,008,870
		$24,061,745

Banks & Thrifts — 0.3%
Ally Financial, Inc., 8.00%, 12/31/18	$740	$745,088
CIT Group, Inc., 5.375%, 5/15/20	861	886,313
CIT Group, Inc., 6.125%, 3/9/28	4,300	4,472,000
JPMorgan Chase & Co., Series S, 6.75% to 2/1/24(2)(3)	9,210	9,833,977
		$15,937,378

Broadcasting — 1.4%
CBS Radio, Inc., 7.25%, 11/1/24(1)	$201	$190,196
Netflix, Inc., 5.50%, 2/15/22	8,685	8,901,170
Netflix, Inc., 5.875%, 2/15/25	5,730	5,837,438
Netflix, Inc., 5.875%, 11/15/28(1)	12,610	12,452,375
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)	11,487	10,851,654
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	25,213	25,838,282
Tribune Media Co., 5.875%, 7/15/22	1,000	1,017,500
		$65,088,615

Building Materials — 1.1%
Brundage-Bone Concrete Pumping, Inc., 10.375%, 9/1/23(1)	$10,755	$11,642,287
Builders FirstSource, Inc., 5.625%, 9/1/24(1)	6,088	5,699,890
Hillman Group, Inc. (The), 6.375%, 7/15/22(1)	11,436	10,120,860
Standard Industries, Inc., 5.50%, 2/15/23(1)	8,845	8,690,213
Standard Industries, Inc., 6.00%, 10/15/25(1)	16,725	16,515,937
		$52,669,187

Security	Principal Amount (000’s omitted)	Value

Cable / Satellite TV — 5.5%
Altice France SA, 7.375%, 5/1/26(1)	$7,115	$6,857,081
Altice France SA, 8.125%, 2/1/27(1)	14,883	14,728,215
Altice Luxembourg SA, 7.75%, 5/15/22(1)	10,166	9,441,673
Altice US Finance I Corp., 5.375%, 7/15/23(1)	4,030	4,039,309
Altice US Finance I Corp., 5.50%, 5/15/26(1)	14,955	14,604,455
Cablevision Systems Corp., 5.875%, 9/15/22	15,715	15,832,862
Cablevision Systems Corp., 8.00%, 4/15/20	12,960	13,558,104
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	12,245	12,329,184
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	13,405	13,153,656
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	1,625	1,645,313
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 2/15/26(1)	11,655	11,567,587
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.875%, 4/1/24(1)	20,085	20,310,956
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 5.125%, 12/15/21(1)	8,884	8,882,046
CSC Holdings, LLC, 6.75%, 11/15/21	12,915	13,556,230
CSC Holdings, LLC, 10.125%, 1/15/23(1)	9,865	10,732,824
CSC Holdings, LLC, 10.875%, 10/15/25(1)	17,461	20,189,281
DISH DBS Corp., 5.875%, 7/15/22	9,745	9,245,569
DISH DBS Corp., 5.875%, 11/15/24	1,805	1,541,019
DISH DBS Corp., 6.75%, 6/1/21	2,662	2,695,275
DISH DBS Corp., 7.75%, 7/1/26	4,345	3,905,069
UPC Holding B.V., 5.50%, 1/15/28(1)	10,840	10,054,100
UPCB Finance IV, Ltd., 5.375%, 1/15/25(1)	4,740	4,623,870
Virgin Media Secured Finance PLC, 5.25%, 1/15/26(1)	12,495	11,698,444
Virgin Media Secured Finance PLC, 5.50%, 8/15/26(1)	7,835	7,404,075
Ziggo Bond Co., B.V., 5.875%, 1/15/25(1)	5,135	4,724,200
Ziggo Bond Co., B.V., 6.00%, 1/15/27(1)	3,310	2,954,175
Ziggo B.V., 5.50%, 1/15/27(1)	6,485	5,966,200
		$256,240,772

Capital Goods — 1.0%
BWX Technologies, Inc., 5.375%, 7/15/26(1)	$9,085	$9,130,425
Titan Acquisition, Ltd./Titan Co-Borrower, LLC, 7.75%, 4/15/26(1)	15,930	13,301,550
Wabash National Corp., 5.50%, 10/1/25(1)	7,065	6,376,162
Welbilt, Inc., 9.50%, 2/15/24	14,780	15,999,350
		$44,807,487

22	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2018

Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)		Value

Chemicals — 2.0%
Chemours Co. (The), 7.00%, 5/15/25		$6,985		$7,229,475
Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.75%, 4/30/26(1)		8,085		7,589,794
OCI N.V., 6.625%, 4/15/23(1)		5,835		6,002,756
Olin Corp., 5.00%, 2/1/30		5,390		4,859,516
Platform Specialty Products Corp., 6.50%, 2/1/22(1)		3,538		3,595,492
PQ Corp., 6.75%, 11/15/22(1)		3,150		3,256,312
SPCM SA, 4.875%, 9/15/25(1)		4,070		3,774,925
Starfruit Finco B.V./Starfruit US Holdco, LLC, 6.50%, 10/1/26(4)	EUR	9,645	*	10,716,849
Starfruit Finco B.V./Starfruit US Holdco, LLC, 6.50%, 10/1/26(1)	EUR	2,970	*	3,300,056
Starfruit Finco B.V./Starfruit US Holdco, LLC, 8.00%, 10/1/26(1)		3,123		3,037,118
Tronox, Inc., 6.50%, 4/15/26(1)		6,536		5,996,780
Tronox Finance PLC, 5.75%, 10/1/25(1)		5,835		5,134,800
Valvoline, Inc., 5.50%, 7/15/24		2,810		2,799,463
Venator Finance S.a.r.l./Venator Materials, LLC, 5.75%, 7/15/25(1)		6,000		5,145,000
Versum Materials, Inc., 5.50%, 9/30/24(1)		9,540		9,468,450
W.R. Grace & Co., 5.125%, 10/1/21(1)		9,590		9,685,900
W.R. Grace & Co., 5.625%, 10/1/24(1)		2,500		2,553,125
				$94,145,811

Consumer Products — 1.3%
Central Garden & Pet Co., 6.125%, 11/15/23		$7,150		$7,310,875
Energizer Gamma Acquisition B.V., 4.625%, 7/15/26(1)	EUR	20,435	*	23,770,644
Energizer Gamma Acquisition B.V., 4.625%, 7/15/26(4)	EUR	1,000	*	1,163,232
Energizer Gamma Acquisition, Inc., 6.375%, 7/15/26(1)		12,900		12,932,250
Spectrum Brands, Inc., 5.75%, 7/15/25		14,685		14,317,875
				$59,494,876

Containers — 2.6%
ARD Finance SA, 7.125%, (7.125% Cash or 7.875% PIK), 9/15/23(5)		$13,975		$13,625,625
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.25%, 9/15/22(1)		3,020		2,936,950
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.625%, 5/15/23(1)		13,015		12,689,625
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.25%, 5/15/24(1)		18,000		18,157,500
Berry Global, Inc., 4.50%, 2/15/26(1)		8,524		7,991,250
Berry Global, Inc., 6.00%, 10/15/22		10,130		10,370,587

Security	Principal Amount (000’s omitted)	Value

Containers (continued)
BWAY Holding Co., 5.50%, 4/15/24(1)	$4,085	$3,931,813
BWAY Holding Co., 7.25%, 4/15/25(1)	8,058	7,655,100
Crown Americas, LLC/Crown Americas Capital Corp., V, 4.25%, 9/30/26	4,555	4,145,050
Crown Americas, LLC/Crown Americas Capital Corp., VI, 4.75%, 2/1/26(1)	5,205	4,925,231
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	17,425	17,425,000
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25(1)	4,160	4,201,600
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.125%, 7/15/23(1)	7,650	7,497,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 6.875%, 2/15/21	2,230	2,249,480
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 7.00%, 7/15/24(1)	1,965	1,973,597
		$119,775,408

Diversified Financial Services — 2.4%
Alliance Data Systems Corp., 5.875%, 11/1/21(1)	$10,370	$10,575,326
DAE Funding, LLC, 4.50%, 8/1/22(1)	7,630	7,458,325
DAE Funding, LLC, 5.00%, 8/1/24(1)	12,725	12,438,688
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22	16,370	16,567,422
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.375%, 12/15/25	5,685	5,663,681
MSCI, Inc., 5.75%, 8/15/25(1)	5,390	5,565,175
Navient Corp., 5.50%, 1/15/19	2,170	2,180,850
Navient Corp., 6.75%, 6/15/26	9,310	8,914,325
Navient Corp., 7.25%, 1/25/22	1,240	1,294,250
Navient Corp., 8.00%, 3/25/20	10,785	11,283,806
Park Aerospace Holdings, Ltd., 5.25%, 8/15/22(1)	20,950	20,871,438
Park Aerospace Holdings, Ltd., 5.50%, 2/15/24(1)	10,260	10,185,615
		$112,998,901

Diversified Media — 0.8%
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22	$6,075	$6,128,156
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22	11,805	12,043,461
MDC Partners, Inc., 6.50%, 5/1/24(1)	17,074	14,086,050
Nielsen Co. Luxembourg S.a.r.l. (The), 5.50%, 10/1/21(1)	5,585	5,626,888
		$37,884,555

23	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Energy — 15.6%
Aker BP ASA, 5.875%, 3/31/25(1)	$4,445	$4,500,563
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.50%, 5/20/25	5,305	4,986,700
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.625%, 5/20/24	1,553	1,498,645
Andeavor Logistics, L.P./Tesoro Logistics Finance Corp., 6.375%, 5/1/24	5,160	5,467,020
Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.375%, 9/15/24	7,590	7,438,200
Antero Resources Corp., 5.375%, 11/1/21	8,635	8,656,588
Antero Resources Corp., 5.625%, 6/1/23	2,770	2,776,925
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 7.00%, 11/1/26(1)	13,763	13,384,517
Berry Petroleum Co., LLC, 7.00%, 2/15/26(1)	9,470	9,434,014
Canbriam Energy, Inc., 9.75%, 11/15/19(1)	19,215	18,974,812
Centennial Resource Production, LLC, 5.375%, 1/15/26(1)	4,745	4,650,100
Cheniere Corpus Christi Holdings, LLC, 5.875%, 3/31/25	11,840	12,195,200
Cheniere Corpus Christi Holdings, LLC, 7.00%, 6/30/24	17,635	19,111,931
Cheniere Energy Partners, L.P., 5.25%, 10/1/25	4,600	4,525,250
Cheniere Energy Partners, L.P., 5.625%, 10/1/26(1)	8,670	8,561,625
Chesapeake Energy Corp., 7.00%, 10/1/24	3,647	3,569,501
Chesapeake Energy Corp., 8.00%, 12/15/22(1)	2,069	2,162,105
CrownRock, L.P./CrownRock Finance, Inc., 5.625%, 10/15/25(1)	36,320	34,640,200
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	13,837	13,992,666
Denbury Resources, Inc., 9.00%, 5/15/21(1)	1,625	1,704,219
Diamondback Energy, Inc., 4.75%, 11/1/24	3,690	3,597,750
Diamondback Energy, Inc., 5.375%, 5/31/25	9,445	9,421,387
Endeavor Energy Resources, L.P./EER Finance, Inc., 5.50%, 1/30/26(1)	7,380	7,619,850
Endeavor Energy Resources, L.P./EER Finance, Inc., 5.75%, 1/30/28(1)	9,840	10,209,000
Energy Transfer, L.P., 5.875%, 1/15/24	7,810	8,220,025
Energy Transfer, L.P., 7.50%, 10/15/20	7,970	8,458,163
Energy Transfer Operating, L.P., Series A, 6.25% to 2/15/23(2)(3)	5,295	4,960,753
EP Energy, LLC/Everest Acquisition Finance, Inc., 7.75%, 5/15/26(1)	4,380	4,373,167
EP Energy, LLC/Everest Acquisition Finance, Inc., 8.00%, 11/29/24(1)	6,610	6,411,700
EP Energy, LLC/Everest Acquisition Finance, Inc., 8.00%, 2/15/25(1)	6,860	4,647,650
Extraction Oil & Gas, Inc., 5.625%, 2/1/26(1)	16,995	14,445,750

Security	Principal Amount (000’s omitted)	Value

Energy (continued)
Extraction Oil & Gas, Inc., 7.375%, 5/15/24(1)	$3,925	$3,699,313
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(1)	18,251	17,429,705
Gulfport Energy Corp., 6.00%, 10/15/24	7,730	7,285,525
Gulfport Energy Corp., 6.625%, 5/1/23	5,710	5,738,550
Hilcorp Energy I, L.P./Hilcorp Finance Co., 6.25%, 11/1/28(1)	8,606	8,294,119
Holly Energy Partners, L.P./Holly Energy Finance Corp., 6.00%, 8/1/24(1)	3,935	3,964,513
Jagged Peak Energy, LLC, 5.875%, 5/1/26(1)	2,010	1,964,775
Matador Resources Co., 5.875%, 9/15/26(1)	15,245	14,940,100
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(1)	14,235	13,768,092
Nabors Industries, Inc., 4.625%, 9/15/21	1,725	1,668,816
Nabors Industries, Inc., 5.75%, 2/1/25	12,280	11,364,951
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	16,686	16,289,707
Newfield Exploration Co., 5.625%, 7/1/24	6,100	6,298,250
NGPL PipeCo, LLC, 4.375%, 8/15/22(1)	2,440	2,421,700
Nine Energy Service, Inc., 8.75%, 11/1/23(1)	4,270	4,350,063
Oasis Petroleum, Inc., 6.875%, 3/15/22	2,919	2,940,893
Oasis Petroleum, Inc., 6.875%, 1/15/23	16,210	16,372,100
Parsley Energy, LLC/Parsley Finance Corp., 5.25%, 8/15/25(1)	10,260	9,965,025
Parsley Energy, LLC/Parsley Finance Corp., 5.375%, 1/15/25(1)	9,390	9,225,675
Parsley Energy, LLC/Parsley Finance Corp., 5.625%, 10/15/27(1)	6,671	6,592,749
Parsley Energy, LLC/Parsley Finance Corp., 6.25%, 6/1/24(1)	10,105	10,408,150
PBF Holding Co., LLC/PBF Finance Corp., 7.00%, 11/15/23	13,780	14,296,750
PBF Holding Co., LLC/PBF Finance Corp., 7.25%, 6/15/25	13,889	14,340,392
PBF Logistics, L.P./PBF Logistics Finance Corp., 6.875%, 5/15/23	14,565	14,892,712
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(2)(3)	13,365	12,596,512
Precision Drilling Corp., 6.50%, 12/15/21	917	928,594
Precision Drilling Corp., 7.125%, 1/15/26(1)	3,570	3,552,150
Precision Drilling Corp., 7.75%, 12/15/23	695	726,275
QEP Resources, Inc., 5.625%, 3/1/26	10,247	9,683,415
SESI, LLC, 7.75%, 9/15/24	1,615	1,592,794
Seven Generations Energy, Ltd., 5.375%, 9/30/25(1)	15,960	14,942,550
Seven Generations Energy, Ltd., 6.875%, 6/30/23(1)	5,520	5,713,200
Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25(1)	18,610	18,726,312
SM Energy Co., 6.125%, 11/15/22	2,093	2,129,628

24	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Energy (continued)
SM Energy Co., 6.625%, 1/15/27	$6,380	$6,443,800
SM Energy Co., 6.75%, 9/15/26	1,600	1,612,000
Sunoco, L.P./Sunoco Finance Corp., 4.875%, 1/15/23(1)	7,065	6,826,556
Sunoco, L.P./Sunoco Finance Corp., 5.50%, 2/15/26(1)	3,061	2,923,255
Tallgrass Energy Partners, L.P./Tallgrass Energy Finance Corp., 5.50%, 1/15/28(1)	23,780	23,567,407
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 5.875%, 4/15/26(1)	6,450	6,518,531
Tervita Escrow Corp., 7.625%, 12/1/21(1)	21,970	22,409,400
Transocean, Inc., 7.25%, 11/1/25(1)	9,132	8,903,700
Transocean, Inc., 7.50%, 1/15/26(1)	5,115	5,038,275
Transocean Guardian, Ltd., 5.875%, 1/15/24(1)	7,305	7,259,344
Transocean Pontus, Ltd., 6.125%, 8/1/25(1)	4,990	4,971,288
Trinidad Drilling, Ltd., 6.625%, 2/15/25(1)	10,380	10,431,900
Weatherford International, Ltd., 8.25%, 6/15/23	2,745	2,113,650
Weatherford International, Ltd., 9.875%, 2/15/24	6,340	4,945,200
Whiting Petroleum Corp., 5.75%, 3/15/21	6,215	6,277,150
Whiting Petroleum Corp., 6.625%, 1/15/26	14,950	15,024,750
WildHorse Resource Development Corp., 6.875%, 2/1/25	20,891	20,891,000
Williams Cos., Inc. (The), 3.70%, 1/15/23	7,106	6,982,794
Williams Cos., Inc. (The), 4.55%, 6/24/24	10,100	10,178,937
Williams Cos., Inc. (The), 5.75%, 6/24/44	5,020	5,054,799
		$732,073,767

Entertainment / Film — 0.3%
AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	$14,605	$13,436,600
		$13,436,600

Environmental — 1.2%
Advanced Disposal Services, Inc., 5.625%, 11/15/24(1)	$10,625	$10,385,937
Covanta Holding Corp., 5.875%, 3/1/24	4,780	4,780,000
Covanta Holding Corp., 5.875%, 7/1/25	6,605	6,423,363
Covanta Holding Corp., 6.375%, 10/1/22	11,430	11,676,459
GFL Environmental, Inc., 5.375%, 3/1/23(1)	11,250	10,350,000
Hulk Finance Corp., 7.00%, 6/1/26(1)	4,785	4,414,163
Waste Pro USA, Inc., 5.50%, 2/15/26(1)	4,485	4,260,750
Wrangler Buyer Corp., 6.00%, 10/1/25(1)	4,366	4,693,450
		$56,984,122

Security	Principal Amount (000’s omitted)	Value

Food / Beverage / Tobacco — 1.6%
Dole Food Co., Inc., 7.25%, 6/15/25(1)	$18,570	$17,920,050
Pilgrim’s Pride Corp., 5.875%, 9/30/27(1)	6,465	5,899,313
Post Holdings, Inc., 5.00%, 8/15/26(1)	9,665	8,952,206
Post Holdings, Inc., 5.50%, 3/1/25(1)	12,860	12,482,237
Post Holdings, Inc., 5.625%, 1/15/28(1)	7,847	7,398,152
Post Holdings, Inc., 8.00%, 7/15/25(1)	3,965	4,336,719
US Foods, Inc., 5.875%, 6/15/24(1)	17,514	17,426,430
		$74,415,107

Gaming — 3.5%
Caesars Resort Collection, LLC/CRC Finco, Inc., 5.25%, 10/15/25(1)	$22,323	$20,830,149
Eldorado Resorts, Inc., 6.00%, 4/1/25	10,470	10,391,475
Gateway Casinos & Entertainment, Ltd., 8.25%, 3/1/24(1)	4,000	4,210,000
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21	3,030	3,035,575
GLP Capital, L.P./GLP Financing II, Inc., 4.875%, 11/1/20	2,360	2,392,450
GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26	10,365	10,326,131
GLP Capital, L.P./GLP Financing II, Inc., 5.75%, 6/1/28	7,790	7,926,325
International Game Technology PLC, 6.50%, 2/15/25(1)	3,560	3,622,300
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp., 10.25%, 11/15/22(1)	5,519	6,022,609
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26	6,735	6,128,850
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	11,505	11,562,525
MGM Resorts International, 5.75%, 6/15/25	10,020	9,819,600
MGM Resorts International, 6.625%, 12/15/21	2,785	2,923,387
MGM Resorts International, 7.75%, 3/15/22	13,100	14,098,875
Scientific Games International, Inc., 10.00%, 12/1/22	4,980	5,222,775
Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC, 7.00%, 7/15/26(1)	15,680	15,954,400
Studio City Co., Ltd., 7.25%, 11/30/21(1)	6,755	6,966,499
Tunica-Biloxi Gaming Authority, 3.78%, 12/15/20(1)	4,930	1,380,505
VICI Properties 1, LLC/VICI FC, Inc., 8.00%, 10/15/23	16,987	18,728,161
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	2,285	2,070,781
Wynn Macau, Ltd., 5.50%, 10/1/27(1)	1,027	929,435
		$164,542,807

25	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Health Care — 11.9%
Bausch Health Cos., Inc., 5.50%, 3/1/23(1)	$4,520	$4,299,650
Bausch Health Cos., Inc., 5.50%, 11/1/25(1)	4,795	4,717,081
Bausch Health Cos., Inc., 5.625%, 12/1/21(1)	4,230	4,182,413
Bausch Health Cos., Inc., 5.875%, 5/15/23(1)	11,210	10,761,600
Bausch Health Cos., Inc., 6.125%, 4/15/25(1)	2,420	2,231,724
Bausch Health Cos., Inc., 6.50%, 3/15/22(1)	10,220	10,603,250
Bausch Health Cos., Inc., 7.00%, 3/15/24(1)	20,550	21,571,129
Bausch Health Cos., Inc., 7.50%, 7/15/21(1)	5,709	5,808,908
Bausch Health Cos., Inc., 8.50%, 1/31/27(1)	11,745	11,979,900
Bausch Health Cos., Inc., 9.00%, 12/15/25(1)	16,210	16,959,712
Bausch Health Cos., Inc., 9.25%, 4/1/26(1)	4,735	4,977,669
Carriage Services, Inc., 6.625%, 6/1/26(1)	7,130	7,183,475
Catalent Pharma Solutions, Inc., 4.875%, 1/15/26(1)	16,390	15,447,575
Centene Corp., 4.75%, 5/15/22	4,335	4,362,094
Centene Corp., 4.75%, 1/15/25	18,525	18,343,640
Centene Corp., 5.375%, 6/1/26(1)	18,665	18,991,637
Centene Corp., 6.125%, 2/15/24	9,335	9,778,413
Charles River Laboratories International, Inc., 5.50%, 4/1/26(1)	3,595	3,595,000
CHS/Community Health Systems, Inc., 6.25%, 3/31/23	14,915	13,773,257
Eagle Holding Co. II, LLC, 7.625%, (7.625% Cash or 8.375% PIK), 5/15/22(1)(5)	9,090	9,158,175
Envision Healthcare Corp., 8.75%, 10/15/26(1)	22,169	21,559,352
HCA, Inc., 5.00%, 3/15/24	4,635	4,701,628
HCA, Inc., 5.25%, 6/15/26	11,030	11,250,600
HCA, Inc., 5.375%, 9/1/26	11,055	10,999,725
HCA, Inc., 5.625%, 9/1/28	13,635	13,532,737
HCA, Inc., 5.875%, 2/15/26	13,250	13,581,250
HCA, Inc., 7.50%, 2/15/22	10,400	11,310,000
HCA Healthcare, Inc., 6.25%, 2/15/21	18,865	19,643,181
Hologic, Inc., 4.375%, 10/15/25(1)	5,535	5,216,738
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, 6.375%, 8/1/23(1)	28,220	28,282,084
Kinetic Concepts, Inc./KCI USA, Inc., 7.875%, 2/15/21(1)	8,735	8,942,456
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(1)	21,680	23,522,800
MPH Acquisition Holdings, LLC, 7.125%, 6/1/24(1)	54,780	55,783,570
Polaris Intermediate Corp., 8.50%, (8.50% Cash or 9.25% PIK), 12/1/22(1)(5)	20,565	21,156,244
Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/1/24(1)	12,702	13,432,365
Team Health Holdings, Inc., 6.375%, 2/1/25(1)	12,045	10,418,925
Teleflex, Inc., 4.625%, 11/15/27	7,455	6,979,744
Teleflex, Inc., 4.875%, 6/1/26	3,585	3,513,300

Security	Principal Amount (000’s omitted)	Value

Health Care (continued)
Teleflex, Inc., 5.25%, 6/15/24	$4,200	$4,263,000
Tenet Healthcare Corp., 6.00%, 10/1/20	12,205	12,529,043
Tenet Healthcare Corp., 6.75%, 6/15/23	4,275	4,279,061
Tenet Healthcare Corp., 7.50%, 1/1/22(1)	5,135	5,369,284
Tenet Healthcare Corp., 8.125%, 4/1/22	9,000	9,405,000
Teva Pharmaceutical Finance Netherlands III B.V., 3.15%, 10/1/26	2,185	1,783,113
Teva Pharmaceutical Finance Netherlands III B.V., 6.75%, 3/1/28	4,576	4,687,309
WellCare Health Plans, Inc., 5.25%, 4/1/25	25,035	25,035,000
WellCare Health Plans, Inc., 5.375%, 8/15/26(1)	8,355	8,355,000
		$558,258,811

Homebuilders / Real Estate — 1.0%
Five Point Operating Co., L.P./Five Point Capital Corp., 7.875%, 11/15/25(1)	$14,085	$13,989,222
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(1)	15,666	15,235,185
Mattamy Group Corp., 6.875%, 12/15/23(1)	3,319	3,248,471
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/19	9,190	9,224,463
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/24	3,699	3,472,436
		$45,169,777

Hotels — 0.7%
ESH Hospitality, Inc., 5.25%, 5/1/25(1)	$15,150	$14,373,562
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	10,600	10,205,680
RHP Hotel Properties, L.P./RHP Finance Corp., 5.00%, 4/15/23	8,869	8,824,655
		$33,403,897

Insurance — 1.2%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 8.25%, 8/1/23(1)	$24,315	$25,193,501
Ardonagh Midco 3 PLC, 8.625%, 7/15/23(1)	14,125	13,206,875
Hub International, Ltd., 7.00%, 5/1/26(1)	16,440	16,086,540
		$54,486,916

Leisure — 1.2%
Merlin Entertainments PLC, 5.75%, 6/15/26(1)	$11,256	$11,284,140
NCL Corp., Ltd., 4.75%, 12/15/21(1)	8,182	8,202,455
Viking Cruises, Ltd., 5.875%, 9/15/27(1)	29,551	28,221,205
Viking Cruises, Ltd., 6.25%, 5/15/25(1)	8,680	8,723,400
		$56,431,200

26	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Metals / Mining — 3.3%
Alcoa Nederland Holding B.V., 6.125%, 5/15/28(1)	$6,735	$6,735,000
Alcoa Nederland Holding B.V., 6.75%, 9/30/24(1)	5,255	5,544,025
Constellium N.V., 5.875%, 2/15/26(1)	9,225	8,625,375
Eldorado Gold Corp., 6.125%, 12/15/20(1)	25,399	23,748,065
First Quantum Minerals, Ltd., 6.875%, 3/1/26(1)	5,746	4,984,655
First Quantum Minerals, Ltd., 7.25%, 4/1/23(1)	11,215	10,401,912
First Quantum Minerals, Ltd., 7.50%, 4/1/25(1)	17,700	15,863,625
Freeport-McMoRan, Inc., 4.55%, 11/14/24	5,915	5,493,556
Freeport-McMoRan, Inc., 5.45%, 3/15/43	6,323	5,390,358
Hudbay Minerals, Inc., 7.25%, 1/15/23(1)	7,640	7,640,000
Hudbay Minerals, Inc., 7.625%, 1/15/25(1)	6,530	6,578,975
Imperial Metals Corp., 7.00%, 3/15/19(1)	4,715	3,253,350
New Gold, Inc., 6.25%, 11/15/22(1)	8,248	7,217,000
New Gold, Inc., 6.375%, 5/15/25(1)	5,040	4,063,500
Novelis Corp., 5.875%, 9/30/26(1)	11,570	10,933,650
Novelis Corp., 6.25%, 8/15/24(1)	7,970	7,910,225
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp., 7.50%, 6/15/25(1)	11,070	11,291,400
Teck Resources, Ltd., 8.50%, 6/1/24(1)	8,670	9,428,625
		$155,103,296

Paper — 0.1%
Mercer International, Inc., 5.50%, 1/15/26	$3,275	$3,183,955
		$3,183,955

Publishing / Printing — 0.2%
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 7.875%, 5/15/24(1)	$13,014	$11,126,970
		$11,126,970

Railroad — 0.3%
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)	$16,180	$16,463,150
		$16,463,150

Restaurants — 1.5%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 4.625%, 1/15/22(1)	$9,095	$9,037,019
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 5.00%, 10/15/25(1)	21,520	20,228,800
Golden Nugget, Inc., 6.75%, 10/15/24(1)	21,455	21,455,000
Golden Nugget, Inc., 8.75%, 10/1/25(1)	14,310	14,739,300
IRB Holding Corp., 6.75%, 2/15/26(1)	2,826	2,712,960
Yum! Brands, Inc., 3.875%, 11/1/20	3,280	3,267,700
		$71,440,779

Security	Principal Amount (000’s omitted)	Value

Retail — 0.9%
Murphy Oil USA, Inc., 6.00%, 8/15/23	$6,605	$6,770,125
Party City Holdings, Inc., 6.125%, 8/15/23(1)	17,760	17,804,400
Party City Holdings, Inc., 6.625%, 8/1/26(1)	4,355	4,246,125
PVH Corp., 7.75%, 11/15/23	13,090	14,896,420
		$43,717,070

Services — 5.0%
Algeco Global Finance PLC, 8.00%, 2/15/23(1)	$4,374	$4,428,675
Booz Allen Hamilton, Inc., 5.125%, 5/1/25(1)	2,495	2,441,981
Cloud Crane, LLC, 10.125%, 8/1/24(1)	12,125	13,095,000
Deck Chassis Acquisition, Inc., 10.00%, 6/15/23(1)	13,300	13,832,000
frontdoor, Inc., 6.75%, 8/15/26(1)	12,520	12,801,700
FTI Consulting, Inc., 6.00%, 11/15/22	8,505	8,690,834
Gartner, Inc., 5.125%, 4/1/25(1)	3,520	3,502,400
IHS Markit, Ltd., 5.00%, 11/1/22(1)	9,300	9,539,940
KAR Auction Services, Inc., 5.125%, 6/1/25(1)	11,225	10,663,750
Laureate Education, Inc., 8.25%, 5/1/25(1)	28,928	31,169,920
Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(1)	30,492	32,297,126
Sabre GLBL, Inc., 5.25%, 11/15/23(1)	10,955	10,871,523
Sabre GLBL, Inc., 5.375%, 4/15/23(1)	4,325	4,346,625
ServiceMaster Co., LLC (The), 7.45%, 8/15/27	19,140	20,097,000
TMS International Corp., 7.25%, 8/15/25(1)	10,320	10,294,200
Vizient, Inc., 10.375%, 3/1/24(1)	22,415	24,544,425
West Corp., 8.50%, 10/15/25(1)	24,385	22,129,388
		$234,746,487

Steel — 0.4%
Allegheny Ludlum, LLC, 6.95%, 12/15/25	$2,425	$2,439,647
Allegheny Technologies, Inc., 5.95%, 1/15/21	3,490	3,516,175
Allegheny Technologies, Inc., 7.875%, 8/15/23	12,605	13,345,544
Big River Steel, LLC/BRS Finance Corp., 7.25%, 9/1/25(1)	755	794,637
		$20,096,003

Technology — 6.4%
Camelot Finance SA, 7.875%, 10/15/24(1)	$15,949	$15,829,383
CommScope Technologies, LLC, 5.00%, 3/15/27(1)	12,245	11,020,500
CommScope Technologies, LLC, 6.00%, 6/15/25(1)	19,664	19,221,560
Dell International, LLC/EMC Corp., 5.875%, 6/15/21(1)	9,130	9,278,757
Dell International, LLC/EMC Corp., 6.02%, 6/15/26(1)	20,410	21,195,203
Dell International, LLC/EMC Corp., 7.125%, 6/15/24(1)	22,620	23,958,125

27	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Technology (continued)
EIG Investors Corp., 10.875%, 2/1/24	$16,060	$17,425,100
Entegris, Inc., 4.625%, 2/10/26(1)	9,640	9,004,338
First Data Corp., 5.00%, 1/15/24(1)	12,420	12,342,375
First Data Corp., 5.375%, 8/15/23(1)	7,405	7,488,306
First Data Corp., 7.00%, 12/1/23(1)	13,440	13,945,680
Infor (US), Inc., 6.50%, 5/15/22	14,365	14,400,913
Infor Software Parent, LLC/Infor Software Parent, Inc., 7.125%, (7.125% Cash or 7.875% PIK), 5/1/21(1)(5)	8,420	8,504,200
j2 Cloud Services, LLC/j2 Global Co-Obligor, Inc., 6.00%, 7/15/25(1)	13,740	13,671,300
Riverbed Technology, Inc., 8.875%, 3/1/23(1)	21,625	19,922,031
Seagate HDD Cayman, 4.75%, 1/1/25	4,525	4,146,503
Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26(1)	16,935	17,316,038
Solera, LLC/Solera Finance, Inc., 10.50%, 3/1/24(1)	10,945	11,930,378
Symantec Corp., 5.00%, 4/15/25(1)	4,902	4,623,992
Vantiv, LLC/Vanity Issuer Corp., 4.375%, 11/15/25(1)	7,375	6,987,813
Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 2/1/23(1)	6,555	6,227,250
Veritas US, Inc./Veritas Bermuda, Ltd., 10.50%, 2/1/24(1)	17,240	14,912,600
Western Digital Corp., 4.75%, 2/15/26	16,850	15,586,250
		$298,938,595

Telecommunications — 7.2%
CenturyLink, Inc., 6.75%, 12/1/23	$16,848	$17,227,080
CenturyLink, Inc., 7.50%, 4/1/24	11,410	12,009,025
Digicel, Ltd., 6.00%, 4/15/21(1)	15,745	14,347,631
DKT Finance ApS, 9.375%, 6/17/23(1)	3,320	3,498,450
Equinix, Inc., 5.375%, 5/15/27	7,730	7,672,025
Equinix, Inc., 5.875%, 1/15/26	13,010	13,237,675
Frontier California, Inc., 6.75%, 5/15/27	2,855	2,576,638
Frontier Communications Corp., 6.875%, 1/15/25	9,340	5,323,800
Frontier Communications Corp., 7.625%, 4/15/24	2,695	1,630,475
Frontier Communications Corp., 10.50%, 9/15/22	5,645	4,727,688
Hughes Satellite Systems Corp., 5.25%, 8/1/26	6,555	6,251,831
Hughes Satellite Systems Corp., 6.50%, 6/15/19	11,723	11,907,344
Hughes Satellite Systems Corp., 6.625%, 8/1/26	3,275	3,127,625
Intelsat Jackson Holdings SA, 5.50%, 8/1/23	6,875	6,170,313
Intelsat Jackson Holdings SA, 8.00%, 2/15/24(1)	8,090	8,484,387
Intelsat Jackson Holdings SA, 8.50%, 10/15/24(1)	8,704	8,562,560
Level 3 Financing, Inc., 5.25%, 3/15/26	8,495	8,176,437
Level 3 Financing, Inc., 5.375%, 1/15/24	8,975	8,907,687
Level 3 Parent, LLC, 5.75%, 12/1/22	2,300	2,299,517

Security	Principal Amount (000’s omitted)	Value

Telecommunications (continued)
Qualitytech, L.P./QTS Finance Corp., 4.75%, 11/15/25(1)	$2,671	$2,504,063
SBA Communications Corp., 4.00%, 10/1/22	7,385	7,108,062
SBA Communications Corp., 4.875%, 9/1/24	3,320	3,216,250
Sprint Capital Corp., 6.875%, 11/15/28	10,245	10,091,325
Sprint Communications, Inc., 6.00%, 11/15/22	2,445	2,474,034
Sprint Communications, Inc., 7.00%, 8/15/20	4,317	4,478,888
Sprint Communications, Inc., 9.25%, 4/15/22	1,290	1,460,925
Sprint Corp., 7.125%, 6/15/24	7,445	7,631,125
Sprint Corp., 7.25%, 9/15/21	18,265	19,109,756
Sprint Corp., 7.625%, 2/15/25	14,960	15,577,100
Sprint Corp., 7.625%, 3/1/26	6,584	6,835,015
Sprint Corp., 7.875%, 9/15/23	42,779	45,773,530
T-Mobile USA, Inc., 4.50%, 2/1/26	6,770	6,344,776
T-Mobile USA, Inc., 4.75%, 2/1/28	7,115	6,599,163
T-Mobile USA, Inc., 6.375%, 3/1/25	4,120	4,259,050
T-Mobile USA, Inc., 6.50%, 1/15/26	26,120	27,621,900
Wind Tre SpA, 5.00%, 1/20/26(1)	7,145	6,116,835
Zayo Group, LLC/Zayo Capital, Inc., 6.00%, 4/1/23	8,780	8,999,500
Zayo Group, LLC/Zayo Capital, Inc., 6.375%, 5/15/25	6,060	6,219,075
		$338,558,560

Transportation Ex Air / Rail — 0.3%
XPO Logistics, Inc., 6.125%, 9/1/23(1)	$4,378	$4,500,365
XPO Logistics, Inc., 6.50%, 6/15/22(1)	11,486	11,816,223
		$16,316,588

Utilities — 3.0%
AES Corp. (The), 4.00%, 3/15/21	$6,990	$6,937,575
AES Corp. (The), 5.50%, 4/15/25	2,379	2,396,843
AES Corp. (The), 6.00%, 5/15/26	19,875	20,421,562
Calpine Corp., 5.25%, 6/1/26(1)	7,245	6,683,513
Calpine Corp., 5.50%, 2/1/24	1,875	1,708,594
Calpine Corp., 5.75%, 1/15/25	19,701	17,677,707
Clearway Energy Operating, LLC, 5.00%, 9/15/26	1,136	1,062,160
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	4,750	4,530,313
NRG Energy, Inc., 5.75%, 1/15/28	8,150	8,150,000
NRG Energy, Inc., 7.25%, 5/15/26	16,520	17,635,100
Resideo Funding, Inc., 6.125%, 11/1/26(1)	4,355	4,388,664
TerraForm Power Operating, LLC, 4.25%, 1/31/23(1)	4,625	4,393,750
TerraForm Power Operating, LLC, 5.00%, 1/31/28(1)	6,970	6,255,575

28	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Utilities (continued)
TerraForm Power Operating, LLC, 6.625%, 6/15/25(1)	$8,790	$9,196,537
Vistra Energy Corp., 7.375%, 11/1/22	9,265	9,635,600
Vistra Energy Corp., 7.625%, 11/1/24	9,410	9,998,125
Vistra Energy Corp., 8.125%, 1/30/26(1)	8,770	9,515,450
		$140,587,068

Total Corporate Bonds & Notes (identified cost $4,141,348,309)		$4,085,972,683

Senior Floating-Rate Loans— 8.0%(6)
Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Aerospace — 0.1%
TransDigm, Inc., Term Loan, 4.80%, (1 mo. USD LIBOR + 2.50%), Maturing 5/30/25	$5,327	$5,306,530
		$5,306,530

Automotive & Auto Parts — 0.4%
Navistar International Corp., Term Loan, 5.78%, (1 mo. USD LIBOR + 3.50%), Maturing 11/6/24	$19,011	$19,058,866
		$19,058,866

Capital Goods — 0.1%
Cortes NP Acquisition Corporation, Term Loan, 6.31%, (3 mo. USD LIBOR + 4.00%), Maturing 11/30/23	$6,882	$6,813,398
		$6,813,398

Chemicals — 0.1%
Starfruit Finco B.V., Term Loan, 5.51%, (1 mo. USD LIBOR + 3.25%), Maturing 10/1/25	$6,705	$6,701,855
		$6,701,855

Consumer Products — 0.3%
HLF Financing S.a.r.l., Term Loan, 5.55%, (1 mo. USD LIBOR + 3.25%), Maturing 8/18/25	$11,880	$11,939,400
		$11,939,400

Containers — 0.1%
BWAY Holding Co., Term Loan, Maturing 4/3/24(7)	$6,540	$6,511,386
		$6,511,386

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Energy — 0.1%
Drillship Hydra Owners, Inc., Term Loan, 8.00%, Maturing 9/20/24(8)	$2,248	$2,365,786
		$2,365,786

Gaming — 0.3%
Lago Resort & Casino, LLC, Term Loan, 11.89%, (3 mo. USD LIBOR + 9.50%), Maturing 3/7/22	$11,756	$11,550,073
		$11,550,073

Health Care — 1.1%
Bausch Health Companies, Inc., Term Loan, 5.27%, (1 mo. USD LIBOR + 3.00%), Maturing 6/1/25	$2,925	$2,932,111
Envision Healthcare Corp., Term Loan, 6.05%, (1 mo. USD LIBOR + 3.75%), Maturing 10/10/25	10,756	10,555,067
MPH Acquisition Holdings, LLC, Term Loan, 5.14%, (3 mo. USD LIBOR + 2.75%), Maturing 6/7/23	4,222	4,217,983
Press Ganey Holdings, Inc., Term Loan, 5.05%, (1 mo. USD LIBOR + 2.75%), Maturing 10/23/23	28,014	28,078,180
Press Ganey Holdings, Inc., Term Loan - Second Lien, 8.80%, (1 mo. USD LIBOR + 6.50%), Maturing 10/21/24	5,739	5,796,746
		$51,580,087

Insurance — 0.1%
Hub International, Ltd., Term Loan, 5.49%, (3 mo. USD LIBOR + 3.00%), Maturing 4/25/25	$3,781	$3,776,476
		$3,776,476

Leisure — 0.2%
Peninsula Pacific Entertainment, LLC, Term Loan, Maturing 10/19/24(7)	$6,943	$6,925,642
Peninsula Pacific Entertainment, LLC, Term Loan, Maturing 10/19/24(7)	771	769,073
		$7,694,715

Metals / Mining — 0.7%
GrafTech Finance, Inc., Term Loan, 5.80%, (1 mo. USD LIBOR + 3.50%), Maturing 2/12/25	$34,414	$34,629,465
		$34,629,465

29	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2018

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Publishing / Printing — 0.3%
McGraw-Hill Global Education Holdings, LLC, Term Loan, 6.30%, (1 mo. USD LIBOR + 4.00%), Maturing 5/4/22	$7,090	$6,800,995
Meredith Corporation, Term Loan, 5.05%, (1 mo. USD LIBOR + 2.75%), Maturing 1/31/25	7,011	7,011,336
		$13,812,331

Services — 0.5%
Applied Systems, Inc., Term Loan, Maturing 9/19/24(7)	$7,024	$7,048,387
Direct ChassisLink, Inc., Term Loan - Second Lien, 8.53%, (3 mo. USD LIBOR + 6.00%), Maturing 6/15/23	7,045	7,106,644
Trans Union, LLC, Term Loan, 4.30%, (1 mo. USD LIBOR + 2.00%), Maturing 6/19/25	9,975	9,972,327
		$24,127,358

Steel — 0.2%
Big River Steel, LLC, Term Loan, 7.39%, (3 mo. USD LIBOR + 5.00%), Maturing 8/23/23	$8,544	$8,661,176
		$8,661,176

Technology — 2.2%
EIG Investors Corp., Term Loan, 6.06%, (3 mo. USD LIBOR + 3.75%), Maturing 2/9/23	$24,602	$24,717,041
Infor (US), Inc., Term Loan, 5.14%, (3 mo. USD LIBOR + 2.75%), Maturing 2/1/22	18,095	18,055,408
Riverbed Technology, Inc., Term Loan, 5.56%, (1 mo. USD LIBOR + 3.25%), Maturing 4/24/22	2,982	2,970,550
Solera, LLC, Term Loan, 5.05%, (1 mo. USD LIBOR + 2.75%), Maturing 3/3/23	12,589	12,594,658
SS&C Technologies, Inc., Term Loan, 4.55%, (1 mo. USD LIBOR + 2.25%), Maturing 4/16/25	6,300	6,286,612
SS&C Technologies, Inc., Term Loan, 4.55%, (1 mo. USD LIBOR + 2.25%), Maturing 4/16/25	6,657	6,632,450
SS&C Technologies Holdings Europe S.a.r.l., Term Loan, 4.55%, (1 mo. USD LIBOR + 2.25%), Maturing 4/16/25	2,638	2,628,360
VeriFone Systems, Inc., Term Loan, 6.32%, (3 mo. USD LIBOR + 4.00%), Maturing 8/20/25	12,550	12,575,100
Veritas Bermuda, Ltd., Term Loan, 6.82%, (USD LIBOR + 4.50%), Maturing 1/27/23(9)	17,535	16,777,297
		$103,237,476

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Telecommunications — 1.2%
Asurion, LLC, Term Loan - Second Lien, 8.80%, (1 mo. USD LIBOR + 6.50%), Maturing 8/4/25	$47,855	$49,200,922
Intelsat Jackson Holdings SA, Term Loan, 6.63%, Maturing 1/2/24(8)	5,420	5,574,470
		$54,775,392

Total Senior Floating-Rate Loans (identified cost $371,578,606)		$372,541,770

Convertible Bonds — 0.1%
Security	Principal Amount (000’s omitted)	Value

Gaming — 0.1%
Caesars Entertainment Corp., 5.00%, 10/1/24	$4,541	$6,495,674

Total Convertible Bonds (identified cost $7,992,718)		$6,495,674

Common Stocks — 0.4%
Security	Shares	Value

Consumer Products — 0.0%(10)
HF Holdings, Inc.(11)(12)(13)	3,400	$8,398
		$8,398

Energy — 0.3%
Ascent CNR Corp., Class A(11)(12)(13)	32,029,863	$10,249,556
Nine Point Energy Holdings, Inc.(11)(12)(13)	157,059	174,335
Seven Generations Energy, Ltd., Class A(11)	251,036	2,690,659
		$13,114,550

Gaming — 0.1%
Caesars Entertainment Corp.(11)	769,170	$6,607,170
New Cotai Participation Corp., Class B(11)(12)(13)	36	53,568
		$6,660,738

Technology — 0.0%(10)
Avaya Holdings Corp.(11)	442	$7,258
		$7,258

Total Common Stocks (identified cost $22,634,026)		$19,790,944

30	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2018

Portfolio of Investments — continued

Convertible Preferred Stocks — 0.1%
Security	Shares	Value

Energy — 0.1%
Nine Point Energy Holdings, Inc., Series A, 12.00%(5)(11)(12)(13)	2,928	$4,298,216

Total Convertible Preferred Stocks (identified cost $2,928,000)		$4,298,216

Miscellaneous — 0.6%
Security	Principal Amount/ Shares	Value

Cable / Satellite TV — 0.0%
ACC Claims Holdings, LLC(11)(12)	11,599,560	$0
		$0

Gaming — 0.6%
PGP Investors, LLC, Membership Interests(11)(12)(13)	45,488	$27,429,433
		$27,429,433

Technology — 0.0%
Avaya, Inc., Escrow Certificates(11)(12)	$5,610,000	$0
		$0

Total Miscellaneous (identified cost $16,657,797)		$27,429,433

Short-Term Investments — 1.7%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.28%(14)	81,608,186	$81,600,026

Total Short-Term Investments (identified cost $81,606,073)		$81,600,026

Total Investments — 98.0% (identified cost $4,644,745,529)		$4,598,128,746

Other Assets, Less Liabilities — 2.0%		$93,031,780

Net Assets — 100.0%		$4,691,160,526

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	Principal amount is denominated in Euros.
(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2018, the aggregate value of these securities is $2,560,436,762 or 54.6% of the Portfolio’s net assets.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(4)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2018, the aggregate value of these securities is $11,880,081 or 0.3% of the Portfolio’s net assets.

(5)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(6)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(7)	This Senior Loan will settle after October 31, 2018, at which time the interest rate will be determined.

(8)	Fixed-rate loan.

(9)

The stated interest rate represents the weighted average interest rate at October 31, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(10)	Amount is less than 0.05%.

(11)	Non-income producing security.

(12)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(13)	Restricted security (see Note 5).

(14)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2018.

31	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2018

Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	2,611,255	CAD	3,420,326	State Street Bank and Trust Company	1/31/19	$8,291	$—
USD	39,919,402	EUR	34,779,057	State Street Bank and Trust Company	1/31/19	198,357	—

						$206,648	$—

Abbreviations:

LIBOR	–	London Interbank Offered Rate
PIK	–	Payment In Kind

Currency Abbreviations:

CAD	–	Canadian Dollar
EUR	–	Euro
USD	–	United States Dollar

32	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2018

Statement of Assets and Liabilities

Assets	October 31, 2018
Unaffiliated investments, at value (identified cost, $4,563,139,456)	$4,516,528,720
Affiliated investment, at value (identified cost, $81,606,073)	81,600,026
Cash	3,512,788
Interest receivable	74,283,463
Dividends receivable from affiliated investment	295,218
Receivable for investments sold	67,799,384
Receivable for open forward foreign currency exchange contracts	206,648
Total assets	$4,744,226,247

Liabilities
Payable for investments purchased	$50,209,650
Payable to affiliates:
Investment adviser fee	2,382,819
Trustees’ fees	8,458
Accrued expenses	464,794
Total liabilities	$53,065,721
Commitments (see Note 10)
Net Assets applicable to investors’ interest in Portfolio	$4,691,160,526

33	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2018

Statement of Operations

Investment Income	Year Ended October 31, 2018
Interest and other income	$307,619,745
Dividends	225,842
Dividends from affiliated investment	3,466,740
Total investment income	$311,312,327

Expenses
Investment adviser fee	$30,191,854
Trustees’ fees and expenses	101,500
Custodian fee	810,962
Legal and accounting services	158,996
Miscellaneous	147,360
Total expenses	$31,410,672

Net investment income	$279,901,655

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$9,172,219
Investment transactions — affiliated investment	(41,024)
Foreign currency transactions	(111,724)
Forward foreign currency exchange contracts	1,427,818
Net realized gain	$10,447,289
Change in unrealized appreciation (depreciation) —
Investments	$(262,191,958)
Investments — affiliated investment	(1,780)
Foreign currency	(9,439)
Forward foreign currency exchange contracts	192,412
Net change in unrealized appreciation (depreciation)	$(262,010,765)

Net realized and unrealized loss	$(251,563,476)

Net increase in net assets from operations	$28,338,179

34	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2018

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2018	2017
From operations —
Net investment income	$279,901,655	$340,667,510
Net realized gain	10,447,289	11,226,261
Net change in unrealized appreciation (depreciation)	(262,010,765)	123,308,515
Net increase in net assets from operations	$28,338,179	$475,202,286
Capital transactions —
Contributions	$248,837,596	$505,774,907
Withdrawals	(1,301,449,921)	(1,757,976,526)
Net decrease in net assets from capital transactions	$(1,052,612,325)	$(1,252,201,619)

Net decrease in net assets	$(1,024,274,146)	$(776,999,333)

Net Assets
At beginning of year	$5,715,434,672	$6,492,434,005
At end of year	$4,691,160,526	$5,715,434,672

35	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2018

Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2018	2017	2016	2015	2014
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.62%	0.61%	0.61%	0.62%	0.62%
Net investment income	5.49%	5.51%	5.79%	5.78%	5.81%
Portfolio Turnover	39%	41%	34%	36%	43%

Total Return	0.50%	7.94%	7.42%	0.28%	5.74%

Net assets, end of year (000’s omitted)	$4,691,161	$5,715,435	$6,492,434	$5,605,271	$5,045,293

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

36	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2018

Notes to Financial Statements

1  Significant Accounting Policies

Boston Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Portfolio’s secondary objectives are to seek growth of income and capital. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2018, Eaton Vance Income Fund of Boston, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 99.9%, less than 0.05% and less than 0.05%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

37

Boston Income Portfolio

October 31, 2018

Notes to Financial Statements — continued

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of October 31, 2018, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

I  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

38

Boston Income Portfolio

October 31, 2018

Notes to Financial Statements — continued

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to $1.5 billion, 0.60% from $1.5 billion up to $2 billion, 0.575% from $2 billion up to $5 billion, 0.555% from $5 billion up to $10 billion, and 0.535% of average daily net assets of $10 billion or more, and is payable monthly. The fee reductions cannot be terminated without the consent of a majority of Trustees and a majority of interestholders of the Portfolio. For the year ended October 31, 2018, the Portfolio’s investment adviser fee amounted to $30,191,854 or 0.59% of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $1,881,658,584 and $2,557,681,018, respectively, for the year ended October 31, 2018.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at October 31, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,650,679,212

Gross unrealized appreciation	$72,184,404
Gross unrealized depreciation	(124,734,870)

Net unrealized depreciation	$(52,550,466)

5  Restricted Securities

At October 31, 2018, the Portfolio owned the following securities (representing 0.9% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks
Ascent CNR Corp., Class A	4/25/16, 11/16/16	32,029,863	$0	$10,249,556
HF Holdings, Inc.	10/27/09	3,400	182,613	8,398
New Cotai Participation Corp., Class B	4/12/13	36	1,111,500	53,568
Nine Point Energy Holdings, Inc.	7/15/14, 10/21/14	157,059	7,228,189	174,335

Total Common Stocks			$8,522,302	$10,485,857

Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	2,928	$2,928,000	$4,298,216

Total Convertible Preferred Stocks			$2,928,000	$4,298,216

39

Boston Income Portfolio

October 31, 2018

Notes to Financial Statements — continued

Description	Date of Acquisition	Shares	Cost	Value

Miscellaneous
PGP Investors, LLC, Membership Interests	10/23/12, 2/18/15, 4/23/18	45,488	$16,657,797	$27,429,433

Total Miscellaneous			$16,657,797	$27,429,433

Total Restricted Securities			$28,108,099	$42,213,506

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2018 is included in the Portfolio of Investments. At October 31, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2018, the Portfolio had no open derivatives with credit-related contingent features in a net liability position.

The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

40

Boston Income Portfolio

October 31, 2018

Notes to Financial Statements — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at October 31, 2018 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$206,648	(1)	$—

Total Derivatives subject to master netting or similar agreements	$206,648		$—

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.

The Portfolio’s derivative assets at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Portfolio’s derivative assets by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets as of October 31, 2018.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

State Street Bank and Trust Company	$206,648	$—	$(206,648)	$—	$—

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the year ended October 31, 2018 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$1,427,818	$192,412

(1)	Statement of Operations location: Net realized gain (loss) – Forward foreign currency exchange contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the year ended October 31, 2018, which is indicative of the volume of this derivative type, was approximately $17,658,000.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2018.

41

Boston Income Portfolio

October 31, 2018

Notes to Financial Statements — continued

8 Credit Risk

The Portfolio primarily invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Corporate Bonds & Notes	$—	$4,085,972,683	$—	$4,085,972,683
Senior Floating-Rate Loans	—	372,541,770	—	372,541,770
Convertible Bonds	—	6,495,674	—	6,495,674
Common Stocks	9,305,087	—	10,485,857	19,790,944
Convertible Preferred Stocks	—	—	4,298,216	4,298,216
Miscellaneous	—	—	27,429,433	27,429,433
Short-Term Investments	—	81,600,026	—	81,600,026

Total Investments	$9,305,087	$4,546,610,153	$42,213,506	$4,598,128,746

Forward Foreign Currency Exchange Contracts	$—	$206,648	$—	$206,648

Total	$9,305,087	$4,546,816,801	$42,213,506	$4,598,335,394

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2018 is not presented.

10  Commitments

As of October 31, 2018, the Portfolio had a bridge loan commitment to provide temporary financing to a borrower for $16,200,000. At October 31, 2018, the Portfolio maintained sufficient liquid assets to cover its bridge loan commitment.

42

Boston Income Portfolio

October 31, 2018

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Boston Income Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Boston Income Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of October 31, 2018, by correspondence with the custodian, brokers, and selling or agent banks; where replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 20, 2018

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

43

Eaton Vance Income Fund of Boston

Boston Income Portfolio

October 31, 2018

Special Meeting of Shareholders (Unaudited)

Eaton Vance Income Fund of Boston

The Fund held a Special Meeting of Shareholders on September 20, 2018 to elect the five Trustees listed below. The other Trustees named herein continue to serve as Trustees. The results of the vote with respect to the Fund were as follows:

	Number of Shares
Nominee for Trustee	For	Withheld

Mark R. Fetting	718,894,907	16,758,949
Keith Quinton	718,687,194	16,966,663
Marcus L. Smith	718,702,385	16,951,471
Susan J. Sutherland	718,901,364	16,752,492
Scott E. Wennerholm	718,918,571	16,735,285

Results	are rounded to the nearest whole number.

Each nominee was also elected a Trustee of Boston Income Portfolio.

Boston Income Portfolio

The Portfolio held a Special Meeting of Interestholders on September 20, 2018 to elect the five Trustees listed below. The other Trustees named herein continue to serve as Trustees. The results of the vote with respect to the Fund’s interest in the Portfolio were as follows:

	Interest in the Portfolio
Nominee for Trustee	For	Withheld

Mark R. Fetting	98%	2%
Keith Quinton	98%	2%
Marcus L. Smith	98%	2%
Susan J. Sutherland	98%	2%
Scott E. Wennerholm	98%	2%

Results	are rounded to the nearest whole number.

44

Eaton Vance

Income Fund of Boston

October 31, 2018

Management and Organization

Fund Management.  The Trustees of Eaton Vance Series Trust II (the Trust) and Boston Income Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 174 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 174 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

45

Eaton Vance

Income Fund of Boston

October 31, 2018

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson); 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) None.

Keith Quinton(3) 1958	Trustee	2018

Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Advisory Committee member at Northfield Information Services, Inc. (risk management analytics provider) (since 2016). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Directorships in the Last Five Years. Director of New Hampshire Municipal Bond Bank (since 2016).

Marcus L. Smith(3) 1966	Trustee	2018

Member of Posse Boston Advisory Board (foundation) (since 2015); Trustee at University of Mount Union (since 2008). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Director of DCT Industrial Trust Inc. (logistics real estate company) (since 2017).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006). Ms. Taggart has apprised the Board of Trustees that she intends to retire as a Trustee of all Eaton Vance Funds effective December 31, 2018.

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009).

Scott E. Wennerholm 1959	Trustee	2016

Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

46

Eaton Vance

Income Fund of Boston

October 31, 2018

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(4)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman, Quinton, Smith and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

47

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

48

Investment Adviser of Boston Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Income Fund of Boston

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

443    10.31.18

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated George J. Gorman and William H. Park, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2017 and October 31, 2018 by D&T for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/17	10/31/18
Audit Fees	$83,564	$81,590
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$17,538	$17,538
All Other Fees(3)	$0	$0

Total	$101,102	$99,128

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2017 and October 31, 2018; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/17	10/31/18
Registrant	$17,538	$17,538
Eaton Vance(1)	$148,018	$126,485

(1)	Certain entities that provide ongoing services to the registrant are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Boston Income Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 21, 2018

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 21, 2018